Note 11 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended			186 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
U.S. federal statutory rate applied to pretax loss	$ (1,112,378)	$ (936,936)	$ (906,830)
Permanent differences	2,012	2,914	1,734
Research and development credits	59,087	67,901	26,648
Change in valuation allowance	1,051,279	866,121	878,448
Reported income tax expense	$ 0	$ 0	$ 0	$ 0